Income Taxes (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Income Taxes
Loss carry forwards	$ 189,282	$ 194,972
Tax credits available	$ 2,139	$ 2,139